OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response: 5.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04963

The Berwyn Funds

(Exact name of registrant as specified in charter)

1189 Lancaster Avenue Berwyn, Pennsylvania	19312

(Address of principal executive offices)	(Zip code)

Kevin M. Ryan

The Killen Group, Inc.         1189 Lancaster Avenue         Berwyn, Pennsylvania 19312

(Name and address of agent for service)

Registrant's telephone number, including area code:  (610) 296-7222

Date of fiscal year end:         December 31, 2012

Date of reporting period:       March 31, 2012

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.      Schedule of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

COMMON STOCKS - 93.0%	Shares	Value
CONSUMER DISCRETIONARY - 13.9%
AUTO COMPONENTS - 2.6%
Spartan Motors, Inc.	1,439,409	$7,614,474

AUTOMOBILES - 2.8%
Winnebago Industries, Inc.+	826,303	8,097,769

HOTELS, RESTAURANTS & LEISURE - 2.6%
WMS Industries, Inc.+	316,000	7,498,680

HOUSEHOLD DURABLES - 2.7%
Hooker Furniture Corp.	580,508	7,923,934

LEISURE EQUIPMENT & PRODUCTS - 0.2%
Sturm, Ruger & Co., Inc.	15,526	762,327

SPECIALTY RETAIL - 3.0%
Genesco, Inc.+	40,200	2,880,330
Jos. A. Bank Clothiers, Inc.+	115,700	5,831,280
		8,711,610
CONSUMER STAPLES - 4.7%
FOOD PRODUCTS - 4.7%
Chiquita Brands International, Inc.+	644,800	5,667,792
Sanderson Farms, Inc.	153,500	8,140,105
		13,807,897
ENERGY - 7.9%
ENERGY EQUIPMENT & SERVICES - 4.3%
Gulf Island Fabrication, Inc.	231,563	6,777,849
Newpark Resources, Inc.+	696,850	5,707,201
		12,485,050
OIL, GAS & CONSUMABLE FUELS - 3.6%
VAALCO Energy, Inc.+	1,108,900	10,479,105

FINANCIALS - 13.9%
COMMERCIAL BANKS - 2.3%
City Holding Co.	196,385	6,816,523

INSURANCE - 8.9%
American Equity Investment Life Holding Co.	296,940	3,791,924
Hallmark Financial Services, Inc.+	857,929	6,769,060
Horace Mann Educators Corp.	410,150	7,226,843

See Accompanying Notes to Schedules of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.0% (Continued)	Shares	Value
FINANCIALS - 13.9% (Continued)
INSURANCE - 8.9% (Continued)
Stewart Information Services Corp.	566,150	$8,044,991
		25,832,818
THRIFTS & MORTGAGE FINANCE - 2.7%
Dime Community Bancshares, Inc.	545,552	7,959,604

INDUSTRIALS - 22.0%
AEROSPACE & DEFENSE - 0.1%
Ducommun, Inc.+	15,691	186,723

AIRLINES - 1.8%
Allegiant Travel Co.+	41,810	2,278,645
SkyWest, Inc.	257,200	2,842,060
		5,120,705
BUILDING PRODUCTS - 2.1%
AAON, Inc.	298,218	6,009,093

COMMERCIAL SERVICES & SUPPLIES - 7.8%
Ennis, Inc.	426,943	6,754,238
Knoll, Inc.	449,000	7,471,360
US Ecology, Inc.	392,256	8,515,878
		22,741,476
CONSTRUCTION & ENGINEERING - 2.4%
Granite Construction, Inc.	248,000	7,127,520

ELECTRICAL EQUIPMENT - 3.0%
Encore Wire Corp.	298,784	8,879,860

MACHINERY - 4.8%
Graham Corp.	387,168	8,475,108
Tennant Co.	128,324	5,646,256
		14,121,364
INFORMATION TECHNOLOGY - 23.8%
COMMUNICATIONS EQUIPMENT - 1.6%
InterDigital, Inc.	130,000	4,531,800

COMPUTERS & PERIPHERALS - 4.6%
Stratasys, Inc.+	162,800	5,945,456
Synaptics, Inc.+	208,275	7,595,789
		13,541,245

See Accompanying Notes to Schedules of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.0% (Continued)	Shares	Value
INFORMATION TECHNOLOGY - 23.8% (Continued)
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 5.0%
Methode Electronics, Inc.	674,087	$6,255,527
Plexus Corp.+	241,000	8,432,590
		14,688,117
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.4%
Advanced Energy Industries, Inc.+	554,700	7,266,570
Rudolph Technologies, Inc.+	769,350	8,547,479
		15,814,049
SOFTWARE - 7.2%
Fair Isaac Corp.	239,500	10,514,050
VASCO Data Security International, Inc.+	975,665	10,527,425
		21,041,475
MATERIALS - 5.0%
CHEMICALS - 5.0%
KMG Chemicals, Inc.	424,260	7,657,893
Landec Corp.+	1,064,430	6,950,728
		14,608,621
UTILITIES - 1.8%
GAS UTILITIES - 1.8%
Laclede Group, Inc. (The)	137,650	5,371,103

TOTAL COMMON STOCKS (Cost $221,484,639)		$271,772,942

See Accompanying Notes to Schedules of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 7.0%	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.17%*	14,638,749	$14,638,749
Wells Fargo Advantage Heritage Money Market Fund - Institutional Class, 0.01%*	5,838,437	5,838,437
TOTAL MONEY MARKET FUNDS (Cost $20,477,186)		$20,477,186

TOTAL INVESTMENTS AT VALUE - 100.0% (Cost $241,961,825)		$292,250,128

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%**		137,112

NET ASSETS - 100.0%		$292,387,240

+	Non-income producing security.
*	Variable rate security. The rate shown is the 7-day effective yield as of March 31, 2012.
**	Amount rounds to less than 0.1%.

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

COMMON STOCKS - 27.9%	Shares	Value
CONSUMER DISCRETIONARY - 3.3%
AUTOMOBILES - 1.2%
Ford Motor Co.	1,400,000	$17,486,000

SPECIALTY RETAIL - 2.1%
Chico's FAS, Inc.	1,305,134	19,707,523
Destination Maternity Corp.	680,818	12,622,366
		32,329,889
CONSUMER STAPLES - 2.3%
FOOD & STAPLES RETAILING - 1.5%
SYSCO Corp.	651,000	19,438,860
Wal-Mart Stores, Inc.	58,000	3,549,600
		22,988,460
HOUSEHOLD PRODUCTS - 0.8%
Kimberly-Clark Corp.	162,000	11,970,180

ENERGY - 0.5%
ENERGY EQUIPMENT & SERVICES - 0.5%
Tidewater, Inc.	144,000	7,778,880

FINANCIALS - 3.6%
DIVERSIFIED FINANCIAL SERVICES - 1.5%
JPMorgan Chase & Co.	492,000	22,622,160

INSURANCE - 1.6%
Chubb Corp. (The)	30,000	2,073,300
HCC Insurance Holdings, Inc.	721,184	22,479,305
		24,552,605
THRIFTS & MORTGAGE FINANCE - 0.5%
New York Community Bancorp, Inc.	528,037	7,344,995

HEALTH CARE - 3.1%
PHARMACEUTICALS - 3.1%
GlaxoSmithKline PLC - ADR	355,000	15,943,050
Johnson & Johnson	232,000	15,302,720
Pfizer, Inc.	680,000	15,408,800
		46,654,570
INDUSTRIALS - 6.2%
AEROSPACE & DEFENSE - 0.5%
Ceradyne, Inc.	218,432	7,109,961

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 27.9% (Continued)	Shares	Value
INDUSTRIALS - 6.2% (Continued)
COMMERCIAL SERVICES & SUPPLIES - 3.1%
Ennis, Inc.	1,667,717	$26,383,283
US Ecology, Inc.	971,583	21,093,067
		47,476,350
INDUSTRIAL CONGLOMERATES - 1.0%
3M Co.	172,000	15,344,120

MACHINERY - 1.0%
Met-Pro Corp.	1,467,119	15,492,777

PROFESSIONAL SERVICES - 0.6%
Dun & Bradstreet Corp. (The)	106,000	8,981,380

INFORMATION TECHNOLOGY - 5.3%
COMMUNICATIONS EQUIPMENT - 1.4%
Nokia Corp. - ADR	3,872,655	21,260,876

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.4%
DDi Corp.	360,181	4,390,606
Methode Electronics, Inc.	1,768,807	16,414,529
		20,805,135
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.3%
Intel Corp.	700,000	19,663,000

SOFTWARE - 1.2%
Microsoft Corp.	566,000	18,247,840

MATERIALS - 1.4%
CONSTRUCTION MATERIALS - 0.4%
Eagle Materials, Inc.	159,179	5,531,470

METALS & MINING - 1.0%
Alcoa, Inc.	1,550,000	15,531,000

UTILITIES - 2.2%
ELECTRIC UTILITIES - 1.5%
Exelon Corp.	585,000	22,937,850

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 27.9% (Continued)	Shares	Value
UTILITIES - 2.2% (Continued)
GAS UTILITIES - 0.7%
Laclede Group, Inc. (The)	283,739	$11,071,496

TOTAL COMMON STOCKS (Cost $362,351,782)		$423,180,994

PREFERRED STOCKS - 4.7%	Shares	Value
FINANCIALS - 3.8%
CAPITAL MARKETS - 0.2%
BNY Capital V - Series F	85,505	$2,176,957

COMMERCIAL BANKS - 0.3%
Wells Fargo Capital IX	190,579	4,787,344

DIVERSIFIED FINANCIAL SERVICES - 2.0%
JPMorgan Chase Capital XII	216,614	5,501,996
Newell Financial Trust - Series I CV	527,400	24,919,650
		30,421,646
REAL ESTATE INVESTMENT TRUSTS (REIT) - 1.3%
Health Care REIT, Inc. - Series D	217,286	5,436,496
Public Storage - Series F	222,597	5,651,738
Ramco-Gershenson Properties Trust - Series D	169,463	8,329,106
		19,417,340
HEALTH CARE - 0.9%
HEALTH CARE PROVIDERS & SERVICES - 0.9%
Omnicare Capital Trust II - Series B CV	288,300	13,694,250

TOTAL PREFERRED STOCKS (Cost $66,640,193)		$70,497,537

CORPORATE BONDS - 48.3%	Par Value	Value
CONSUMER DISCRETIONARY - 14.4%
DIVERSIFIED CONSUMER SERVICES - 0.6%
Hillenbrand, Inc., 5.50%, due 07/15/20	$1,000,000	$1,049,519
Service Corp. International, 6.75%, due 04/01/15	2,015,000	2,201,388
Service Corp. International, 7.50%, due 04/01/27	6,590,000	6,672,375
		9,923,282

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 48.3% (Continued)	Par Value	Value
CONSUMER DISCRETIONARY - 14.4% (Continued)
HOTELS, RESTAURANTS & LEISURE - 0.2%
Choice Hotels International, Inc., 5.70%, due 08/28/20	$3,381,000	$3,513,785

HOUSEHOLD DURABLES - 2.7%
D.R. Horton, Inc., 6.125%, due 01/15/14	2,000,000	2,110,000
D.R. Horton, Inc., 5.625%, due 09/15/14	3,000,000	3,165,000
D.R. Horton, Inc., 5.25%, due 02/15/15	17,702,000	18,498,590
D.R. Horton, Inc., 5.625%, due 01/15/16	8,328,000	8,765,220
D.R. Horton, Inc., 6.50%, due 04/15/16	4,280,000	4,686,600
Ethan Allen Global, Inc., 5.375%, due 10/01/15	4,000,000	4,008,668
		41,234,078
LEISURE EQUIPMENT & PRODUCTS - 0.7%
Brunswick Corp., 7.125%, due 08/01/27	6,000,000	5,640,000
Mattel, Inc., 6.20%, due 10/01/40	4,580,000	5,029,504
		10,669,504
MEDIA - 0.9%
Scholastic Corp., 5.00%, due 04/15/13	12,950,000	13,144,250

MULTI-LINE RETAIL - 2.1%
Family Dollar Stores, Inc., 5.00%, due 02/01/21	29,962,000	31,334,589

SPECIALTY RETAIL - 7.2%
Best Buy Co., Inc., 5.50%, due 03/15/21	40,840,000	39,942,541
Gap, Inc. (The), 5.95%, due 04/12/21	43,729,000	44,128,989
Payless Shoes Corp., 8.25%, due 08/01/13	14,911,000	15,022,982
Woolworth Corp., 8.50%, due 01/15/22	9,000,000	9,596,250
		108,690,762
CONSUMER STAPLES - 3.6%
FOOD & STAPLES RETAILING - 1.0%
Nash Finch Co., 1.631%, due 03/15/35 CV	32,200,000	15,013,250

FOOD PRODUCTS - 2.6%
Chiquita Brands International, Inc., 7.50%, due 11/01/14	11,114,000	11,225,140
Chiquita Brands International, Inc., 4.25%, due 08/15/16 CV	29,818,000	27,805,285
		39,030,425

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 48.3% (Continued)	Par Value	Value
ENERGY - 0.6%
ENERGY EQUIPMENT & SERVICES - 0.6%
Bristow Group, Inc., 3.00%, due 06/15/38 CV	$8,055,000	$8,477,887

FINANCIALS - 2.1%
INSURANCE - 0.3%
Provident Cos., Inc., 7.25%, due 03/15/28	3,176,000	3,320,822
Unum Group, 6.75%, due 12/15/28	1,160,000	1,198,835
		4,519,657
REAL ESTATE INVESTMENT TRUSTS (REIT) - 1.8%
Health Care REIT, Inc., 4.70%, due 09/15/17	5,000,000	5,246,545
Health Care REIT, Inc., 4.95%, due 01/15/21	21,170,000	21,671,178
		26,917,723
HEALTH CARE - 9.8%
HEALTH CARE EQUIPMENT & SUPPLIES - 1.0%
Teleflex, Inc., 6.875%, due 06/01/19	13,870,000	14,944,925

HEALTH CARE PROVIDERS & SERVICES - 5.0%
Hanger Orthopedic Group, Inc., 7.125%, due 11/15/18	22,050,000	23,042,250
LifePoint Hospitals, Inc., 3.25%, due 08/15/25 CV	22,394,000	22,477,978
Omnicare, Inc., 3.25%, due 12/15/35 CV	31,710,000	30,481,237
		76,001,465
LIFE SCIENCES TOOLS & SERVICES - 2.9%
Illumina, Inc., 144A, 0.25%, due 03/15/16 CV	46,200,000	44,294,250

PHARMACEUTICALS - 0.9%
Hospira, Inc., 5.60%, due 09/15/40	14,450,000	13,716,215

INDUSTRIALS - 9.4%
AEROSPACE & DEFENSE - 3.4%
Ceradyne, Inc., 2.875%, due 12/15/35 CV	9,472,000	9,472,000
L-3 Communications Holdings, Inc., 6.375%, due 10/15/15	17,473,000	17,887,984
L-3 Communications Holdings, Inc., 3.00%, due 08/01/35 CV	23,000,000	22,396,250
Orbital Sciences Corp., 2.437%, due 01/15/27 CV	2,247,000	2,238,574
		51,994,808

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 48.3% (Continued)	Par Value	Value
INDUSTRIALS - 9.4% (Continued)
COMMERCIAL SERVICES & SUPPLIES - 2.2%
Corrections Corp. of America, 6.25%, due 03/15/13	$4,860,000	$4,860,000
Deluxe Corp., Series B, 5.125%, due 10/01/14	13,951,000	14,264,898
Deluxe Corp., 7.375%, due 06/01/15	3,830,000	3,935,325
Deluxe Corp., 7.00%, due 03/15/19	9,560,000	9,894,600
		32,954,823
INDUSTRIAL CONGLOMERATES - 0.3%
Carlisle Cos., Inc., 5.125%, due 12/15/20	4,955,000	5,286,489

TRADING COMPANIES & DISTRIBUTORS - 3.5%
Interline Brands, Inc., 7.00%, due 11/15/18	31,845,000	33,596,475
WESCO International, Inc., 7.50%, due 10/15/17	18,506,000	18,876,120
		52,472,595
INFORMATION TECHNOLOGY - 7.2%
COMMUNICATIONS EQUIPMENT - 2.6%
InterDigital, Inc., 144A, 2.50%, due 03/15/16 CV	19,950,000	19,999,875
Ixia, 3.00%, due 12/15/15 CV	19,000,000	19,665,000
		39,664,875
COMPUTERS & PERIPHERALS - 1.7%
SanDisk Corp., 1.00%, due 05/15/13 CV	7,500,000	7,481,250
SanDisk Corp., 1.50%, due 08/15/17 CV	15,000,000	17,756,250
		25,237,500
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.1%
Anixter, Inc., 5.95%, due 03/01/15	1,882,000	1,914,935

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
Advanced Micro Devices, Inc., 5.75%, due 08/15/12 CV	42,117,000	42,696,109

MATERIALS - 0.9%
METALS & MINING - 0.9%
Alcoa, Inc., 5.87%, due 02/23/22	5,349,000	5,573,396
Alcoa, Inc., 5.90%, due 02/01/27	5,000,000	5,029,995
Alcoa, Inc., 5.95%, due 02/01/37	3,000,000	2,918,985
		13,522,376

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 48.3% (Continued)	Par Value	Value
UTILITIES - 0.3%
GAS UTILITIES - 0.3%
Suburban Propane Partners, L.P., 7.375%, due 03/15/20	$3,900,000	$4,143,750

TOTAL CORPORATE BONDS (Cost $699,710,927)		$731,314,307

MONEY MARKET FUNDS - 21.2%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%*	97,542,651	$97,542,651
Fidelity Institutional Money Market Portfolio - Select Class, 0.17%*	74,860,761	74,860,761
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.13%*	73,769,493	73,769,493
Wells Fargo Advantage Heritage Money Market Fund - Institutional Class, 0.01%*	74,773,282	74,773,282
TOTAL MONEY MARKET FUNDS (Cost $320,946,187)		$320,946,187

TOTAL INVESTMENTS AT VALUE - 102.1% (Cost $1,449,649,089)		$1,545,939,025

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.1%)		(32,207,818)

NET ASSETS - 100.0%		$1,513,731,207

ADR -	American Depositary Receipt.
CV -	Convertible Security.
144A -
This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933.  This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.

*	Variable rate security. The rate shown is the 7-day effective yield as of March 31, 2012.

See Accompanying Notes to Schedules of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Value
CONSUMER DISCRETIONARY - 21.2%
AUTOMOBILES - 7.0%
Ford Motor Co.	31,600	$394,684
Thor Industries, Inc.	16,250	512,850
		907,534
MEDIA - 1.0%
Walt Disney Co. (The)	2,900	126,962

SPECIALTY RETAIL - 13.2%
Best Buy Co., Inc.	12,775	302,512
Chico's FAS, Inc.	32,500	490,750
Gap, Inc. (The)	19,315	504,894
Lowe's Cos., Inc.	13,025	408,725
		1,706,881
CONSUMER STAPLES - 2.4%
HOUSEHOLD PRODUCTS - 2.4%
Kimberly-Clark Corp.	4,175	308,491

ENERGY - 5.1%
ENERGY EQUIPMENT & SERVICES - 2.5%
Tidewater, Inc.	5,900	318,718

OIL, GAS & CONSUMABLE FUELS - 2.6%
Chevron Corp.	3,175	340,487

FINANCIALS - 20.1%
CAPITAL MARKETS - 3.0%
Bank of New York Mellon Corp. (The)	15,965	385,236

COMMERCIAL BANKS - 3.3%
Wells Fargo & Co.	12,600	430,164

DIVERSIFIED FINANCIAL SERVICES - 4.0%
JPMorgan Chase & Co.	11,250	517,275

INSURANCE - 8.8%
Chubb Corp. (The)	4,890	337,948
HCC Insurance Holdings, Inc.	13,800	430,146
Unum Group	15,000	367,200
		1,135,294

See Accompanying Notes to Schedules of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
FINANCIALS - 20.1% (Continued)
THRIFTS & MORTGAGE FINANCE - 1.0%
New York Community Bancorp, Inc.	9,375	$130,406

HEALTH CARE - 11.4%
PHARMACEUTICALS - 11.4%
Abbott Laboratories	6,150	376,934
GlaxoSmithKline PLC - ADR	7,350	330,088
Johnson & Johnson	5,475	361,131
Pfizer, Inc.	18,225	412,978
		1,481,131
INDUSTRIALS - 9.4%
CONSTRUCTION & ENGINEERING - 3.1%
Jacobs Engineering Group, Inc.+	8,925	396,002

INDUSTRIAL CONGLOMERATES - 2.7%
3M Co.	3,875	345,689

MACHINERY - 2.8%
Lincoln Electric Holdings, Inc.	8,125	368,143

PROFESSIONAL SERVICES - 0.8%
Dun & Bradstreet Corp. (The)	1,275	108,031

INFORMATION TECHNOLOGY - 23.0%
COMMUNICATIONS EQUIPMENT - 5.8%
ADTRAN, Inc.	11,700	364,806
Nokia Corp. - ADR	69,600	382,104
		746,910
COMPUTERS & PERIPHERALS - 4.5%
Dell, Inc.+	27,675	459,128
Hewlett-Packard Co.	5,425	129,278
		588,406
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.3%
Itron, Inc.+	9,350	424,490

IT SERVICES - 2.1%
International Business Machines Corp.	1,310	273,331

See Accompanying Notes to Schedules of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
INFORMATION TECHNOLOGY - 23.0% (Continued)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.8%
Intel Corp.	17,400	$488,766

SOFTWARE - 3.5%
Microsoft Corp.	14,050	452,972

MATERIALS - 6.0%
METALS & MINING - 6.0%
Alcoa, Inc.	37,950	380,259
Nucor Corp.	9,125	391,919
		772,178

TOTAL COMMON STOCKS (Cost $10,762,098)		$12,753,497

MONEY MARKET FUNDS - 1.2%	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.17% * (Cost $157,470)	157,470	$157,470

TOTAL INVESTMENTS AT VALUE - 99.8% (Cost $10,919,568)		$12,910,967

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		24,903

NET ASSETS - 100.0%		$12,935,870

ADR -	American Depositary Receipt.

+	Non-income producing security.
*	Variable rate security. The rate shown is the 7-day effective yield as of March 31, 2012.

See Accompanying Notes to Schedules of Investments.

THE BERWYN FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2012 (Unaudited)

1.   Securities Valuation

Securities of Berwyn Fund, Berwyn Income Fund and Berwyn Cornerstone Fund (the “Funds”) that are listed on a national securities exchange are valued at the last quoted sales price.  Securities not traded on the valuation date, NASDAQ traded securities, all bonds and other securities not listed on a national securities exchange are valued at the last quoted bid price.  Short-term investments may be valued at amortized cost which approximates market value.  The value of other assets and securities for which no quotations are readily available, or quotations for which the Funds’ investment advisor believes do not reflect market value, are valued at fair value as determined in good faith by the advisor under the supervision of the Board of Trustees and will be classified as Level 2 or 3 (see below) within the fair value hierarchy, depending on the inputs used.  Factors in determining portfolio investments subject to fair value determination include, but are not limited to the following:  only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; the thinness of the market; the size of reported trades; a temporary lapse in the provision of prices by a reliable pricing source, and actions of the securities markets, such as the suspension or limitation of trading.

Generally accepted accounting principles (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities
●	Level 2 – other significant observable inputs
●	Level 3 – significant unobservable inputs

For example, Corporate Bonds held by Berwyn Income Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2012 by security type:

	Level 1	Level 2	Level 3	Total
Berwyn Fund
Common Stocks	$271,772,942	$-	$-	$271,772,942
Money Market Funds	20,477,186	-	-	20,477,186
Total	$292,250,128	$-	$-	$292,250,128

Berwyn Income Fund
Common Stocks	$423,180,994	$-	$-	$423,180,994
Preferred Stocks	70,497,537	-	-	70,497,537
Corporate Bonds	-	731,314,307	-	731,314,307
Money Market Funds	320,946,187	-	-	320,946,187
Total	$814,624,718	$731,314,307	$-	$1,545,939,025

Berwyn Cornerstone Fund
Common Stocks	$12,753,497	$-	$-	$12,753,497
Money Market Funds	157,470		-	157,470
Total	$12,910,967	$-	$-	$12,910,967

THE BERWYN FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Refer to each Fund’s Schedule of Investments for a listing of the securities valued using Level 1 and Level 2 inputs by security type and industry type.  During the quarter ended March 31, 2012, the Funds did not have any significant transfers in and out of any Level.  There were no Level 3 securities or derivative instruments held by the Funds during the quarter ended or as of March 31, 2012.  It is the Funds’ policy to recognize transfers into and out of any level at the end of the reporting period.

2.    Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.    Federal Income Tax

The following information is computed on a tax basis for each item as of March 31, 2012:

	Berwyn Fund	Berwyn Income Fund	Berwyn Cornerstone Fund
Cost of portfolio investments	$243,913,765	$1,450,360,581	$10,977,538
Gross unrealized appreciation	$57,675,685	$100,033,553	$2,268,452
Gross unrealized depreciation	(9,339,322)	(4,455,109)	(335,023)
Net unrealized appreciation	$48,336,363	$95,578,444	$1,933,429

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2.     Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.     Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Berwyn Funds

By (Signature and Title)*		/s/ Robert E. Killen
Robert E. Killen, President

Date	May 10, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Robert E. Killen
Robert E. Killen, President

Date	May 10, 2012

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	May 10, 2012

* Print the name and title of each signing officer under his or her signature.